Note 27 - Subsidiaries	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
27.
SUBSIDIARIES

The consolidated financial statements of the Company include the following significant subsidiaries as at
December 31, 2018
and
2017
as follows:

Name of subsidiary	Operations and Projects	Location	2018 % Ownership	2017 % Ownership
First Majestic Silver Corp.	Parent company and bullion sales	Canada	100%	100%
Corporación First Majestic, S.A. de C.V.	Holding company	Mexico	100%	100%
Primero Empresa Minera, S.A de C.V.	San Dimas Silver/Gold Mine	Mexico	100%	—%
Nusantara de Mexico, S.A. de C.V.	Santa Elena Silver/Gold Mine	Mexico	100%	100%
Minera La Encantada, S.A. de C.V.	La Encantada Silver Mine	Mexico	100%	100%
La Encantada Procesadora de Minerales, S.A. de C.V.	La Encantada Silver Mine	Mexico	100%	100%
First Majestic Plata, S.A. de C.V.	La Parrilla Silver Mine	Mexico	100%	100%
Minera El Pilón, S.A. de C.V.	San Martin Silver Mine	Mexico	100%	100%
First Majestic Del Toro, S.A. de C.V.	Del Toro Silver Mine	Mexico	100%	100%
La Guitarra Compañia Minera, S.A. de C.V.	La Guitarra Silver Mine	Mexico	100%	100%
Majestic Services, S.A. de C.V.	Service company	Mexico	100%	100%
Santa Elena Oro y Plata, S.A. de C.V.	Service company	Mexico	100%	100%
FM Metal Trading (Barbados) Ltd.	Metals trading company	Barbados	100%	—%
Silver Trading (Barbados) Ltd.	Metals trading company	Barbados	100%	—%
FMS Trading AG	Metals trading company	Switzerland	100%	100%